As filed with the Securities and Exchange Commission on April 16, 2026
Securities Act File No. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-2

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Apollo Debt Solutions BDC
(Exact name of registrant as specified in its charter)

9 West 57th Street
New York,
NY
10019
(212)
515-3200
(Address and telephone number, including area code, of principal executive offices)

Kristin Hester
Apollo Debt Solutions BDC
9 West 57th Street
New York,
NY
10019
(Name and address of agent for service)

COPIES TO:
Steven Grigoriou, Esq.
Simpson Thacher & Bartlett LLP
900 G Street, N.W.
Washington, DC 20001

Approximate Date of Commencement of Proposed Public Offering
: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒
Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐
Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐
Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment registration statement.

☒
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).

☐
If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).
THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE UPON FILING WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH RULE 462(b) OF THE SECURITIES ACT OF 1933, AS AMENDED.

Explanatory Note

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, by Apollo Debt Solutions BDC (the “Registrant”) with the Securities and Exchange Commission in order to register additional common shares of beneficial interest, par value $0.001 per share, of the Registrant, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-278477), as amended by post-effective amendments thereto.

The required opinion is listed on the Exhibit Index attached to and filed with this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant has duly caused this Registration Statement on Form N-2 (the “Registration Statement”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 16th day of April 2026.

APOLLO DEBT SOLUTIONS BDC

By:	/s/ Earl Hunt
Earl Hunt
Name:	Chairperson, Chief Executive Officer and
Title:	Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Earl Hunt Earl Hunt	Chairperson, Chief Executive Officer and Trustee	April 16, 2026

/s/ Eric Rosenberg Eric Rosenberg	Chief Financial Officer	April 16, 2026

/s/ Meredith Coffey* Meredith Coffey	Trustee	April 16, 2026

/s/ Christine Gallagher* Christine Gallagher	Trustee	April 16, 2026

/s/ Michael Porter* Michael Porter	Trustee	April 16, 2026

/s/ Carl J. Rickertsen* Carl J. Rickertsen	Trustee	April 16, 2026

/s/ Sheryl Schwartz* Sheryl Schwartz	Trustee	April 16, 2026

*By:	/s/ Kristin Hester
Kristin Hester
As Agent or Attorney-in-Fact

April 16, 2026

The powers of attorney authorizing Earl Hunt, Eric Rosenberg, Kristin Hester, Ryan Del Giudice and Adam Eling to execute the Registration Statement, and any amendments thereto, for Meredith Coffey, Christine Gallagher, Michael Porter and Carl J. Rickertsen on whose behalf this Amendment is filed have been executed and filed as an Exhibit to the Registration Statement on Form N-2 (File No. 333-278477), filed on April 2, 2024. The powers of attorney authorizing Earl Hunt, Eric Rosenberg, Kristin Hester, Ryan Del Giudice and Adam Eling to execute the Registration Statement, and any amendments thereto, for Sheryl Schwartz on whose behalf this Amendment is filed have been executed and filed as an Exhibit to the Registration Statement on Form N-2 (File No. 333-278477), filed on August 19, 2025.

EXHIBIT INDEX

Exhibit Number	Description

(l)	Opinion of Richards, Layton & Finger, P.A.*

(n)(1)	Power of Attorney (incorporated by reference to Exhibit (n)(4) to the Registrant’s Registration Statement on Form N-2 (File No. 333-278477) filed on April 2, 2024)

(n)(2)	Power of Attorney (incorporated by reference to Exhibit (n)(4) to the Registrant’s Registration Statement on Form N-2 (File No. 333-278477) filed on August 19, 2025)

(s)	Calculation of Filing Fee Tables *

*	Filed herewith